Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 4 – Fair Value of Financial Instruments

Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company has convertible notes that must be measured under the new fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of September 30, 2017 and December 31, 2016, respectively:

	Fair Value Measurements at September 30, 2017
	Level 1	Level 2	Level 3
Assets
Cash	$133,801	$-	$-
Total assets	133,801	-	-
Liabilities
Convertible debentures, net of discounts of $192,961	-	-	77,039
Long term debt, net of discounts of $538,972	-	386,028	-
Short term debt, net of discounts of $284,216	-	554,784	-
Derivative liability	-	-	1,582,282
Total liabilities	-	940,812	1,659,321
	$133,801	$(940,812)	$(1,659,321)

	Fair Value Measurements at December 31, 2016
	Level 1	Level 2	Level 3
Assets
Cash	$145,119	$-	$-
Total assets	145,119	-	-
Liabilities
Convertible debentures, net of discounts of $241,634	-	-	58,366
Short term debt, net of discounts of $60	-	142,940	-
Long term debt, net of discounts of $885,271	-	39,729	-
Derivative liability	-	-	482,674
Total liabilities	-	182,669	541,040
	$145,119	$(182,669)	$(541,040)

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs for the nine months ended September 30, 2017 and the year ended December 31, 2016.

Level 2 liabilities consisted of a total of $839,000 and $143,000 of short term, unsecured, promissory notes, net of discounts of $284,216 and $60 as of September 30, 2017 and December 31, 2016, respectively, along with $925,000 of long term debt, net of discounts of $538,972 and $885,271 as of September 30, 2017 and December 31, 2016, in addition to the related derivative liabilities of $1,582,282 and $482,674 at September 30, 2017 and December 31, 2016, respectively. No fair value adjustment was necessary during the nine months ended September 30, 2017 and the year ended December 31, 2016.

Level 3 liabilities consist of a total of $270,000 and $300,000 of convertible debentures, net of discounts of $192,961 and $241,634 as of September 30, 2017 and December 31, 2016, respectively.

Note 4 – Fair Value of Financial Instruments

Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company has convertible notes that must be measured under the new fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of December 31, 2016 and 2015, respectively:

	Fair Value Measurements at December 31, 2016
	Level 1	Level 2	Level 3
Assets
Cash	$145,119	$-	$-
Total assets	145,119	-	-
Liabilities
Convertible debentures, net of discounts of $241,634	-	-	58,366
Short term debt, net of discounts of $60	-	142,940	-
Long term debt, net of discounts of $885,271	-	-	39,729
Derivative liability	-	-	482,674
Total liabilities	-	142,940	580,769
	$145,119	$(142,940)	$(580,769)

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$-	$-	$-
Total assets	-	-	-
Liabilities
Convertible debentures, net of discounts of $287,802	-	-	384,138
Short term debt	-	8,500	-
Derivative liability	-	-	1,038,504
Total liabilities	-	8,500	1,422,642
	$-	$(8,500)	$(1,422,642)

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs for the years ended December 31, 2016 and 2015.

Level 2 liabilities consist of a total face value of $143,000 and $8,500 of short term unsecured promissory notes. Debt discounts of $60 and $-0- was recognized at December 31, 2016 and 2015, respectively.

Level 3 liabilities consist of a total face value of $1,225,000 and $671,940 of convertible debentures and the related derivative liability as of December 31, 2016 and 2015, respectively. Debt discounts of $1,126,905 and $287,802 was recognized at December 31, 2016 and 2015, respectively.